CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (1)	$ 7,942	$ 13,643	$ 17,474
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,227	2,887	3,074
Accumulated interest accretion and amortization of discount and premium on available-for-sale marketable securities	545	451	352
Realized loss (gain) related to sale of available-for-sale marketable securities	(73)	(12)	6
Increase (decrease) in accrued severance pay, net	101	85	(253)
Stock-based compensation related to options and RSUs granted to employees of the Company	8,606	5,830	5,345
Decrease (increase) in trade receivables, net	333	(2,648)	(1,300)
Decrease (increase) in other accounts receivable and prepaid expenses	(952)	405	(667)
Decrease (increase) in inventory	(1,266)	(2,989)	2,351
Increase in other long term receivable	(2)	(135)
Decrease (increase) in deferred tax asset	3,513	8,162	(11,675)
Increase (decrease) in trade payables	781	(513)	866
Increase (decrease) in other accounts payable and accrued expenses	(1,376)	862	1,510
Net cash provided by operating activities	19,379	26,028	17,083
Cash flows from investing activities:
Investment in available-for-sale marketable securities	(20,702)	(23,671)	(14,354)
Investment in short-term deposits	(67,000)	(37,000)	(3,000)
Proceeds from redemption of short-term deposits	33,000	7,000
Proceeds from sale and redemption of available-for-sale marketable securities	15,223	16,405	12,723
Purchase of property and equipment	(411)	(385)	(110)
Purchase of technology	(500)
Cash paid for investment in affiliated company		(200)
Net cash used in investing activities	(40,390)	(37,851)	(4,741)
Cash flows from financing activities:
Issuance of shares, net of issuance costs		1,072	(213)
Proceeds from exercise of options in the Company	8,082	7,988	87
Proceeds from exercise of options in EZchip Technologies			193
Proceeds from exercise of options in EZchip Technologies in connection with Share Purchase transaction			1,451
Net cash provided by financing activities	8,082	9,060	1,518
Increase (decrease) in cash and cash equivalents	(12,929)	(2,763)	13,860
Cash and cash equivalents at the beginning of the year	31,985	34,748	20,888
Cash and cash equivalents at the end of the year	19,056	31,985	34,748
(1) Including one time repayment of OCS grants (see Note 12b)	9,938
Significant non-cash activities:
Purchase of property, equipment and technology in credit	797	48	209
Purchase of non-controlling interest in consideration of issuance of the Company's equity instruments, net of issuance cost of $213 (see also Note 3)			5,359
Net change in unrealized gain (loss) on available-for-sale marketable securities	(618)	8	991
Net change in unrealized gain (loss) on foreign currency cash flows hedges, net	$ (882)	$ 25	$ 221